Investments in Affiliates	12 Months Ended
Jan. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates

(3) Investments in Affiliates

Layne’s investments in affiliates generally are engaged in mineral exploration drilling and the manufacture and supply of drilling equipment, parts and supplies.

On July 15, 2010, Layne acquired a 50% interest in Costa Fortuna. The interest was acquired for total cash consideration of $14.9 million, of which $10.1 million was paid to Costa Fortuna shareholders and $4.8 million was paid to Costa Fortuna to purchase newly issued Costa Fortuna stock. Concurrent with the investment, Costa Fortuna purchased Layne GeoBrazil, an equipment leasing company in Brazil wholly owned by Layne, for a cash payment of $4.8 million. Subsequent to the acquisition, Layne invested an additional $1.3 million in Costa Fortuna as its proportionate share of a capital contribution. See Note 2 to the Consolidated Financial Statements for a further discussion of Layne’s acquisition of the remaining 50% interest in Costa Fortuna during May 2012.

On July 31, 2014, Layne sold Costa Fortuna as described in Note 15 to the Consolidated Financial Statements. Layne determined it was a discontinued operation and has reported it as such in this Form 8-K.

A summary of materially, jointly-owned affiliates, as well as their primary operating subsidiaries if applicable, and the percentages directly or indirectly owned by Layne are as follows as of January 31, 2014:

	Percentage Owned Directly	Percentage Owned Indirectly
Boyles Bros Servicios Tecnicos Geologicos S.A. (Panama)	50.00%
Boytec, S.A. (Panama)		50.00%
Boytec Sondajes de Mexico, S.A. de C.V. (Mexico)		50.00
Sondajes Colombia, S.A. (Colombia)		50.00
Mining Drilling Fluids (Panama)		25.00
Plantel Industrial S.A. (Chile)		50.00
Christensen Chile, S.A. (Chile)	50.00
Christensen Commercial, S.A. (Chile)	50.00
Geotec Boyles Bros., S.A. (Chile)	50.00
Centro Internacional de Formacion S.A. (Chile)		50.00
Geoestrella S.A. (Chile)		25.00
Diamantina Christensen Trading (Panama)	42.69
Christensen Commercial, S.A. (Peru)	35.38
Geotec, S.A. (Peru)	35.38
Boyles Bros., Diamantina, S.A. (Peru)	29.49

Financial information of the affiliates is reported with a one-month lag in the reporting period. Summarized financial information of the affiliates, including Costa Fortuna and its subsidiaries up to May 30, 2012:

	As of and Years Ended January 31,
(in thousands)	2014	2013	2012
Balance sheet data:
Current assets	$131,533	$168,770	$212,066
Noncurrent assets	82,807	74,572	109,868
Current liabilities	39,347	57,998	131,622
Noncurrent liabilities	17,477	21,203	16,529
Income statement data:
Revenues	220,778	444,871	449,599
Gross profit	25,411	98,418	118,658
Operating (loss) income	(2,999)	57,934	76,520
Net (loss) income	(5,960)	43,990	54,856

Layne had no significant transactions or balances with its affiliates as of January 31, 2014, 2013 and 2012, and for the fiscal years then ended.

Layne’s equity in undistributed earnings of the affiliates totaled $62.7 million, $73.7 million and $57.6 million as of January 31, 2014, 2013 and 2012, respectively and an additional $4.6 million of investment in affiliates was recorded as equity method goodwill for certain of the investments at the time of acquisition.